Revenue from services provided to customers - Revenues by types of service (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disaggregation of Revenue [Abstract]
Commissions	¥ 68,152	¥ 91,636	¥ 138,583	¥ 174,522
Fees from investment banking	24,189	33,901	51,474	69,604
Asset management and portfolio service fees	69,038	67,193	137,288	131,237
Other revenue	10,563	9,278	21,015	17,641
Total	¥ 171,942	¥ 202,008	¥ 348,360	¥ 393,004